Transactions with related parties - Statements of comprehensive Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Included in other operating revenues from related party
Other operating revenues from related party	$ 573
Other Operating Income, Related Party [Extensible Enumeration]	us-gaap:RelatedPartyMember
Included in voyage expenses - related party
Charter hire commissions	$ 957	$ 970
Included in general and administrative expenses - related party
Executive services fee	316	289
Administrative services fee	60	60
Management fees-related party
Management fees	$ 3,462	$ 3,361